RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of Related Party Transactions

Related party transactions not disclosed elsewhere in the consolidated financial statements are as follows:

Due from related parties	March 31, 2019	March 31, 2018
NUAG (a)	$33	$11
Henan Non-ferrous (b)	2,989	-
	$3,022	$11

(a)

According to a services and administrative costs reallocation agreement between the Company and NUAG, the Company recovers costs for services rendered to NUAG and expenses incurred on behalf of NUAG. During the year ended March 31, 2019, the Company recovered $225 (year ended March 31, 2018 - $433) from NUAG for services rendered and expenses incurred on behalf of NUAG. The costs recovered from NUAG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.

(b)	During the year ended March 31, 2019, Henan Found lent Henan Non-ferrous a loan of $2,989 (RMB¥20.0 million). The loan has a term of six months and bears an interest rate of 4.35% per annum.

Schedule of Compensation of Key Management Personnel

The remuneration of directors and other members of key management personnel, who are those having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly, for the years ended March 31, 2019 and 2018 were as follows:

	Years Ended March 31,
	2019	2018
Directors' fees and bonus	$256	$168
Salaries and bonus for key management personnel	2,498	2,656
Share-based compensation	725	981
	$3,479	$3,805